Consolidated portfolio of investments—September 30, 2023 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 79.95%
Investment companies: 15.49%
Allspring Government Money Market Fund Select Class♠∞*	5.27%	5,598,503	$5,598,503

			Maturity date	Principal
U.S. Treasury securities: 64.46%
U.S. Treasury Bills☼#		4.45	12-28-2023	$2,750,000	2,714,644
U.S. Treasury Bills☼#		4.94	3-21-2024	3,000,000	2,924,176
U.S. Treasury Bills☼		4.97	11-24-2023	3,000,000	2,976,553
U.S. Treasury Bills☼		5.21	1-11-2024	14,900,000	14,678,340
					23,293,713
Total short-term investments (Cost $28,907,562)					28,892,216
Total investments in securities (Cost $28,907,562)	79.95%				28,892,216
Other assets and liabilities, net	20.05				7,245,955
Total net assets	100.00%				$36,138,171

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,629,388	$20,420,465	$(20,451,350)	$0	$0	$5,598,503	5,598,503	$81,910
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	7,332,145	AUD	11,413,000	Goldman Sachs International	10-18-2023	$0	$(9,379)
BRL	8,523,000	USD	1,730,794	Goldman Sachs International	10-18-2023	0	(38,962)
USD	7,404,742	CAD	10,022,000	Goldman Sachs International	10-18-2023	24,581	0
USD	5,936,085	CHF	5,284,000	Goldman Sachs International	10-18-2023	154,302	0
CLP	1,104,226,000	USD	1,241,499	Goldman Sachs International	10-18-2023	0	(112)
CZK	9,733,000	USD	426,934	Goldman Sachs International	10-18-2023	0	(5,359)
EUR	6,349,000	USD	6,824,578	Goldman Sachs International	10-18-2023	0	(107,980)
GBP	1,320,000	USD	1,648,277	Goldman Sachs International	10-18-2023	0	(37,600)
HUF	725,359,000	USD	2,012,438	Goldman Sachs International	10-18-2023	0	(48,634)
IDR	4,799,671,000	USD	312,296	Goldman Sachs International	10-18-2023	0	(1,745)
USD	307,533	INR	25,544,000	Goldman Sachs International	10-18-2023	122	0
JPY	307,595,000	USD	2,095,435	Goldman Sachs International	10-18-2023	0	(32,194)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund  | 1

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,856,930	KRW	2,461,156,000	Goldman Sachs International	10-18-2023	$31,727	$0
MXN	42,374,000	USD	2,460,902	Goldman Sachs International	10-18-2023	0	(35,539)
USD	930,564	NOK	9,952,000	Goldman Sachs International	10-18-2023	0	(209)
USD	4,309,433	NZD	7,292,000	Goldman Sachs International	10-18-2023	0	(61,032)
PLN	8,784,000	USD	2,042,758	Goldman Sachs International	10-18-2023	0	(32,856)
SEK	6,420,000	USD	577,688	Goldman Sachs International	10-18-2023	10,275	0
ZAR	20,966,000	USD	1,113,019	Goldman Sachs International	10-18-2023	0	(7,107)
						$221,007	$(418,708)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	8	10-20-2023	$614,786	$604,874	$0	$(9,912)
NY Harbor ULSD Futures**	1	10-31-2023	131,211	138,625	7,414	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	19	10-31-2023	2,046,445	1,914,801	0	(131,644)
Gas Oil Futures**	11	11-10-2023	988,553	1,062,875	74,322	0
LME Lead Futures**	19	11-13-2023	1,067,053	1,029,800	0	(37,253)
Soybean Futures**	30	11-14-2023	2,032,666	1,912,500	0	(120,166)
Number 2 Cotton Futures**	12	12-6-2023	497,407	522,900	25,493	0
TOPIX Index	5	12-7-2023	780,890	777,402	0	(3,488)
Corn Futures**	18	12-14-2023	476,556	429,075	0	(47,481)
Lean Hogs Futures**	69	12-14-2023	2,104,928	1,980,990	0	(123,938)
S&P/TSX 60 Index	5	12-14-2023	891,680	866,041	0	(25,639)
Soybean Meal Futures**	29	12-14-2023	1,121,678	1,105,480	0	(16,198)
DAX Index	1	12-15-2023	420,538	410,372	0	(10,166)
E-Mini NASDAQ 100 Index	2	12-15-2023	619,131	594,660	0	(24,471)
E-Mini Russell 2000 Index	5	12-15-2023	469,237	449,650	0	(19,587)
E-Mini S&P 500 Index	3	12-15-2023	675,825	648,825	0	(27,000)
Euro STOXX 50 Index	13	12-15-2023	586,184	577,808	0	(8,376)
FTSE 100 Index	9	12-15-2023	828,198	842,345	14,147	0
C Coffee Futures**	8	12-18-2023	465,125	438,450	0	(26,675)
LME Copper Futures**	8	12-18-2023	1,693,650	1,654,000	0	(39,650)
S&P ASX Share Price Index 200	7	12-21-2023	811,932	797,290	0	(14,642)
Short
Light Sweet Crude Oil Futures**	(10)	10-20-2023	(863,467)	(907,900)	0	(44,433)
Henry Hub Natural Gas Futures**	(20)	10-27-2023	(600,334)	(585,800)	14,534	0
Brent Crude Oil Futures**	(10)	10-31-2023	(913,974)	(922,000)	0	(8,026)
LME Nickel Futures**	(2)	11-13-2023	(252,484)	(222,972)	29,512	0
LME Primary Aluminum Futures**	(23)	11-13-2023	(1,258,193)	(1,349,237)	0	(91,044)
LME Zinc Futures**	(16)	11-13-2023	(992,553)	(1,059,700)	0	(67,147)
10-Year Euro BUND Futures	(7)	12-7-2023	(980,809)	(952,033)	28,776	0
Cocoa Futures**	(40)	12-13-2023	(1,462,914)	(1,367,200)	95,714	0
Hard Red Winter Wheat Futures**	(16)	12-14-2023	(582,056)	(531,000)	51,056	0
Soybean Oil Futures**	(1)	12-14-2023	(36,116)	(33,498)	2,618	0
Wheat Futures**	(42)	12-14-2023	(1,280,874)	(1,137,150)	143,724	0
10-Year Australian Bond	(12)	12-15-2023	(890,036)	(863,915)	26,121	0
MSCI Emerging Markets Index	(12)	12-15-2023	(587,128)	(573,300)	13,828	0
10-Year Canadian Bond	(28)	12-18-2023	(2,443,517)	(2,373,378)	70,139	0
10-Year U.S. Treasury Notes	(23)	12-19-2023	(2,531,063)	(2,485,437)	45,626	0
Long Gilt Futures	(32)	12-27-2023	(3,694,301)	(3,676,307)	17,994	0
Silver Futures**	(7)	12-27-2023	(843,602)	(785,750)	57,852	0
See accompanying consolidated notes to portfolio of investments
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Live Cattle Futures**	(15)	12-29-2023	$(1,129,692)	$(1,127,550)	$2,142	$0
Number 11 World Sugar Futures**	(17)	2-29-2024	(519,726)	(504,179)	15,547	0
					$736,559	$(896,936)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap †	Goldman Sachs International	Monthly	2-1-2024	$5,079,693	$5,217,469	$137,776	$0

†
The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the 1D USD-SOFR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Bandwidth, Inc. Class A	4,777	$53,837	1.03%
IDT Corp. Class B	2,507	55,279	1.06
Liberty Global PLC Class A	4,239	72,572	1.39
Liberty Global PLC Class C	3,048	56,571	1.08
Quebecor, Inc.	6,400	137,165	2.63
Entertainment
Bollore SE	12,809	68,930	1.32
Interactive media & services
Scout24 SE	3,054	212,006	4.06
Media
Omnicom Group, Inc.	733	54,594	1.05
Wireless telecommunication services
Tele2 AB Class B	16,070	123,082	2.36
		834,036
Consumer discretionary
Automobiles
Mazda Motor Corp.	10,600	120,335	2.30
Yamaha Motor Co. Ltd.	2,200	57,871	1.11
Broadline retail
eBay, Inc.	2,159	95,190	1.82
Hotels, restaurants & leisure
Darden Restaurants, Inc.	426	61,012	1.17
Domino’s Pizza, Inc.	175	66,288	1.27
Just Eat Takeaway.com NV	4,420	55,002	1.05
McDonald’s Holdings Co. Japan Ltd.	2,200	84,060	1.61
Monogatari Corp.	2,100	58,037	1.11
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund  | 3

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Household durables
NVR, Inc.	16	$95,413	1.83%
Specialty retail
Bath & Body Works, Inc.	2,081	70,338	1.35
Haverty Furniture Cos., Inc.	2,224	64,007	1.23
Textiles, apparel & luxury goods
Deckers Outdoor Corp.	208	106,931	2.05
Pandora AS	641	66,476	1.27
		1,000,960
Consumer staples
Beverages
Carlsberg AS Class B	523	66,086	1.27
Vita Coco Co., Inc.	2,239	58,304	1.12
Consumer staples distribution & retail
J Sainsbury PLC	23,526	72,564	1.39
Food products
J M Smucker Co.	434	53,343	1.02
John B Sanfilippo & Son, Inc.	847	83,684	1.61
Lamb Weston Holdings, Inc.	665	61,486	1.18
Vital Farms, Inc.	5,043	58,398	1.12
Household products
Clorox Co.	534	69,986	1.34
Tobacco
Altria Group, Inc.	2,161	90,870	1.74
		614,721
Energy
Oil, gas & consumable fuels
Marathon Petroleum Corp.	543	82,178	1.57
		82,178
Financials
Banks
Shizuoka Financial Group, Inc.	8,100	66,073	1.27
Swedbank AB Class A	3,288	60,580	1.16
Capital markets
Amundi SA	942	53,133	1.02
Brightsphere Investment Group, Inc.	4,184	81,128	1.55
Cboe Global Markets, Inc.	854	133,403	2.56
Hargreaves Lansdown PLC	16,757	158,082	3.03
IGM Financial, Inc.	3,600	91,309	1.75
Invesco Ltd.	4,005	58,153	1.11
MarketAxess Holdings, Inc.	429	91,652	1.76
Perella Weinberg Partners	9,682	98,563	1.89
SEI Investments Co.	2,110	127,085	2.43
Financial services
Element Fleet Management Corp.	8,000	114,795	2.20
Helia Group Ltd.	23,337	52,366	1.01
Wendel SE	1,256	99,659	1.91
See accompanying consolidated notes to portfolio of investments
4 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Insurance
Erie Indemnity Co. Class A	633	$185,969	3.56%
Globe Life, Inc.	665	72,306	1.39
iA Financial Corp., Inc.	1,400	87,819	1.68
Willis Towers Watson PLC	254	53,076	1.02
		1,685,151
Health care
Biotechnology
Ardelyx, Inc.	13,282	54,190	1.04
Gilead Sciences, Inc.	1,470	110,162	2.11
Zealand Pharma AS	1,292	56,006	1.07
Health care equipment & supplies
DENTSPLY SIRONA, Inc.	1,712	58,482	1.12
Getinge AB Class B	3,801	67,040	1.29
OraSure Technologies, Inc.	20,589	122,093	2.34
Zynex, Inc.	7,701	61,608	1.18
Health care providers & services
DaVita, Inc.	659	62,295	1.19
Life sciences tools & services
Bio-Rad Laboratories, Inc. Class A	173	62,012	1.19
Mettler-Toledo International, Inc.	53	58,728	1.13
Pharmaceuticals
Evolus, Inc.	6,186	56,540	1.08
Orion Oyj Class B	1,404	55,249	1.06
Viatris, Inc.	12,121	119,513	2.29
		943,918
Industrials
Air freight & logistics
CH Robinson Worldwide, Inc.	751	64,684	1.24
Expeditors International of Washington, Inc.	1,047	120,017	2.30
Commercial services & supplies
TOPPAN, Inc.	4,100	98,083	1.88
Construction & engineering
ACS Actividades de Construccion Y Servicios SA	1,964	70,744	1.36
Argan, Inc.	1,757	79,979	1.53
Monadelphous Group Ltd.	6,365	57,825	1.11
Electrical equipment
Hubbell, Inc.	301	94,336	1.81
Thermon Group Holdings, Inc.	1,972	54,171	1.04
Ground transportation
Covenant Logistics Group, Inc.	1,377	60,381	1.16
Machinery
Otis Worldwide Corp.	1,395	112,032	2.15
Professional services
Barrett Business Services, Inc.	1,057	95,384	1.83
Booz Allen Hamilton Holding Corp.	623	68,075	1.30
Kforce, Inc.	1,041	62,106	1.19
Randstad NV	1,453	80,465	1.54
Verisk Analytics, Inc.	431	101,819	1.95
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund  | 5

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Trading companies & distributors
Watsco, Inc.	253	$95,563	1.83%
		1,315,664
Information technology
Electronic equipment, instruments & components
Azbil Corp.	2,300	70,459	1.35
Venture Corp. Ltd.	9,300	84,156	1.61
IT services
CGI, Inc.	1,100	108,425	2.08
Gartner, Inc.	163	56,008	1.07
Hackett Group, Inc.	2,638	62,230	1.19
Otsuka Corp.	4,400	186,435	3.57
VeriSign, Inc.	651	131,847	2.53
Semiconductors & semiconductor equipment
Teradyne, Inc.	788	79,162	1.52
Software
Adeia, Inc.	5,619	60,011	1.15
Consensus Cloud Solutions, Inc.	2,176	54,792	1.05
Dropbox, Inc. Class A	5,805	158,070	3.03
Fair Isaac Corp.	189	164,152	3.15
Mitek Systems, Inc.	5,552	59,517	1.14
Oracle Corp. Japan	3,000	222,832	4.27
Sage Group PLC	5,905	71,254	1.37
		1,569,350
Materials
Chemicals
Johnson Matthey PLC	5,951	118,206	2.27
Koppers Holdings, Inc.	1,401	55,409	1.06
Metals & mining
Olympic Steel, Inc.	1,442	81,055	1.55
Reliance Steel & Aluminum Co.	316	82,865	1.59
		337,535
Real estate
Diversified REITs
Stockland	37,532	94,594	1.81
Industrial REITs
CapitaLand Ascendas REIT	27,800	55,925	1.07
Office REITs
Covivio	1,781	79,273	1.52
Real estate management & development
Leopalace21 Corp.	25,500	55,969	1.07
Retail REITs
CBL & Associates Properties, Inc.	2,921	61,283	1.17
Klepierre SA	3,100	76,136	1.46
RioCan REIT	6,600	87,806	1.68
		510,986
See accompanying consolidated notes to portfolio of investments
6 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Utilities
Electric utilities
BKW AG	657	$115,918	2.22%
Constellation Energy Corp.	645	70,357	1.35
Independent power and renewable electricity producers
Orron Energy AB	89,802	60,084	1.15
Multi-utilities
Canadian Utilities Ltd. Class A	2,500	52,825	1.01
		299,184

Short positions
Common stocks
Communication services
Diversified telecommunication services
Cellnex Telecom SA	(1,815)	$(63,267)	(1.21)%
Entertainment
Warner Bros Discovery, Inc.	(9,685)	(105,179)	(2.02)
Interactive media & services
carsales.com Ltd.	(3,047)	(54,737)	(1.05)
Media
Informa PLC	(7,088)	(64,895)	(1.24)
Trade Desk, Inc. Class A	(975)	(76,196)	(1.46)
(364,274)
Consumer discretionary
Automobile components
Aptiv PLC	(742)	(73,154)	(1.40)
Automobiles
Lucid Group, Inc.	(10,738)	(60,026)	(1.15)
Rivian Automotive, Inc. Class A	(3,633)	(88,209)	(1.69)
Tesla, Inc.	(238)	(59,552)	(1.14)
Toyota Motor Corp.	(7,000)	(125,418)	(2.40)
Broadline retail
Rakuten Group, Inc.	(22,100)	(90,669)	(1.74)
Hotels, restaurants & leisure
Carnival Corp.	(4,751)	(65,184)	(1.25)
Churchill Downs, Inc.	(450)	(52,218)	(1.00)
DoorDash, Inc. Class A	(1,286)	(102,198)	(1.96)
Household durables
Sony Group Corp.	(1,900)	(155,621)	(2.98)
Specialty retail
Carvana Co.	(1,372)	(57,596)	(1.10)
RH	(208)	(54,987)	(1.05)
(984,832)
Consumer staples
Beverages
Celsius Holdings, Inc.	(379)	(65,036)	(1.25)
Diageo PLC	(1,956)	(72,407)	(1.39)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund  | 7

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer staples (continued)
Consumer staples distribution & retail
Seven & i Holdings Co. Ltd.	(1,800)	$(70,523)	(1.35)%
Food products
Nestle SA	(1,117)	(126,594)	(2.43)
(334,560)
Energy
Oil, gas & consumable fuels
Aker BP ASA	(3,202)	(88,606)	(1.70)
Enbridge, Inc.	(5,100)	(169,155)	(3.24)
TC Energy Corp.	(3,200)	(110,048)	(2.11)
(367,809)
Financials
Banks
Bank of Nova Scotia	(1,500)	(67,234)	(1.29)
Royal Bank of Canada	(1,000)	(87,392)	(1.68)
Toronto-Dominion Bank	(1,400)	(84,345)	(1.62)
Capital markets
Coinbase Global, Inc. Class A	(761)	(57,136)	(1.10)
Deutsche Boerse AG	(651)	(112,670)	(2.16)
EQT AB	(6,063)	(120,366)	(2.31)
Euronext NV	(892)	(62,242)	(1.19)
Macquarie Group Ltd.	(804)	(86,705)	(1.66)
Morningstar, Inc.	(287)	(67,227)	(1.29)
S&P Global, Inc.	(284)	(103,777)	(1.99)
Consumer finance
SoFi Technologies, Inc.	(8,471)	(67,683)	(1.30)
Financial services
Affirm Holdings, Inc.	(3,609)	(76,763)	(1.47)
Apollo Global Management, Inc.	(1,513)	(135,807)	(2.60)
Nexi SpA	(13,386)	(81,914)	(1.57)
TFS Financial Corp.	(4,562)	(53,923)	(1.03)
WEX, Inc.	(316)	(59,436)	(1.14)
Insurance
Legal & General Group PLC	(36,349)	(98,678)	(1.89)
(1,423,298)
Health care
Biotechnology
Argenx SE	(159)	(77,428)	(1.48)
CSL Ltd.	(605)	(97,557)	(1.87)
Karuna Therapeutics, Inc.	(374)	(63,240)	(1.21)
Health care providers & services
R1 RCM, Inc.	(4,976)	(74,988)	(1.44)
UnitedHealth Group, Inc.	(175)	(88,233)	(1.69)
Pharmaceuticals
JCR Pharmaceuticals Co. Ltd.	(6,000)	(60,044)	(1.15)
(461,490)
See accompanying consolidated notes to portfolio of investments
8 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials
Aerospace & defense
Safran SA	(548)	$(86,118)	(1.65)%
Building products
Daikin Industries Ltd.	(500)	(78,543)	(1.51)
Construction & engineering
Ferrovial SE	(3,370)	(103,218)	(1.98)
Electrical equipment
Emerson Electric Co.	(1,175)	(113,470)	(2.17)
ITM Power PLC	(57,168)	(52,606)	(1.01)
NIDEC Corp.	(2,000)	(92,760)	(1.78)
Ground transportation
Canadian Pacific Kansas City Ltd.	(1,800)	(133,796)	(2.56)
Grab Holdings Ltd. Class A	(44,118)	(156,178)	(2.99)
Machinery
Chart Industries, Inc.	(550)	(93,016)	(1.78)
Kubota Corp.	(4,700)	(69,317)	(1.33)
RBC Bearings, Inc.	(260)	(60,874)	(1.17)
Toyota Industries Corp.	(1,200)	(94,553)	(1.81)
Trading companies & distributors
AerCap Holdings NV	(2,560)	(160,435)	(3.08)
Transportation infrastructure
Transurban Group	(8,898)	(72,599)	(1.39)
(1,367,483)
Information technology
Electronic equipment, instruments & components
Hexagon AB Class B	(10,315)	(88,162)	(1.69)
IT services
Snowflake, Inc. Class A	(525)	(80,204)	(1.54)
Semiconductors & semiconductor equipment
Advanced Micro Devices, Inc.	(969)	(99,632)	(1.91)
Intel Corp.	(2,025)	(71,989)	(1.38)
MKS Instruments Inc	(635)	(54,953)	(1.05)
Software
Aspen Technology, Inc.	(517)	(105,602)	(2.02)
BILL Holdings, Inc.	(515)	(55,914)	(1.07)
Unity Software, Inc.	(2,146)	(67,363)	(1.29)
(623,819)
Materials
Metals & mining
Filo Corp.	(3,700)	(55,272)	(1.06)
Ivanhoe Mines Ltd. Class A	(6,200)	(53,133)	(1.02)
Lithium Americas Corp.	(3,800)	(64,571)	(1.24)
(172,976)
Real estate
Diversified REITs
LXI REIT PLC	(61,925)	(68,604)	(1.32)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund  | 9

Consolidated portfolio of investments—September 30, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Real estate (continued)
Health care REITs
Healthcare Realty Trust, Inc.	(4,960)	$(75,739)	(1.45)%
Welltower, Inc.	(912)	(74,711)	(1.43)
Industrial REITs
Rexford Industrial Realty, Inc.	(1,233)	(60,849)	(1.16)
Office REITs
Nippon Building Fund, Inc.	(18)	(72,993)	(1.40)
Orix JREIT, Inc.	(46)	(55,222)	(1.06)
Real estate management & development
Mitsubishi Estate Co. Ltd.	(8,800)	(115,123)	(2.20)
Vonovia SE	(4,808)	(115,949)	(2.22)
Retail REITs
Realty Income Corp.	(2,174)	(108,569)	(2.08)
(747,759)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments
10 | Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—September 30, 2023 (unaudited)
Notes to consolidated portfolio of investments
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2023, the Subsidiary had $5,008,371 of investments in affiliates and cash at broker segregated for futures contacts representing 105.81% of its net assets. As of September 30, 2023, the Fund held $4,733,238 in the Subsidiary, representing 15.07% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
 Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect
Allspring Alternative Risk Premia Fund  | 11

Notes to consolidated portfolio of investments—September 30, 2023 (unaudited)
correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fundand the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared with a central clearinghouse.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$5,598,503	$0	$0	$5,598,503
U.S. Treasury securities	23,293,713	0	0	23,293,713
	28,892,216	0	0	28,892,216
Forward foreign currency contracts	0	221,007	0	221,007
Futures contracts	736,559	0	0	736,559
Swap contracts	0	137,776	0	137,776
Total assets	$29,628,775	$358,783	$0	$29,987,558
Liabilities
Forward foreign currency contracts	$0	$418,708	$0	$418,708
Futures contracts	896,936	0	0	896,936
Total liabilities	$896,936	$418,708	$0	$1,315,644
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of September 30, 2023, $7,885,297 was segregated as cash collateral for these open futures contracts.  The Fund also had $250,000 segregated as cash collateral for open forward foreign currency contracts.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Alternative Risk Premia Fund  | 13